Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Accounts receivable	232,027	208,522	32,722
Less: allowance for doubtful accounts	(3,813)	(2,215)	(348)
Accounts receivable, net	228,214	206,307	32,374

An analysis of the allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Balance, beginning of year	9,432	10,266	3,813	599
Bad debt allowances from acquisition	-	1,800	-	-
Additions (recovery)	834	(8,253)	(1,592)	(250)
Exchange difference	-	-	(6)	(1)
Balance, end of year	10,266	3,813	2,215	348

Two unrelated distributors accounted for 23.7% and 20.6% of the Company’s accounts receivable as of December 31, 2021, respectively. Two unrelated distributors accounted for 67.9% and 14.2% of the Company’s accounts receivable as of December 31, 2020, respectively.